UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

THE ADVISORS' INNER CIRCLE FUND
--------------------------------------------------------------------------------


                                             Toews
                                             S&P 500(R)
                                             Hedged
                                             Index Fund

                                             Toews
                                             Nasdaq-100(R)
                                             Hedged
                                             Index Fund

                                             -----------------------------------

                                             Annual Report

                                             October 31, 2005





Investment Adviser:
      TOEWS
   CORPORATION

TABLE OF CONTENTS

                                                                           Page

Managers' Discussion and Analysis..................................          1

Schedules of Investments...........................................          5

Statements of Assets and Liabilities...............................          7

Statements of Operations...........................................          8

Statements of Changes in Net Assets................................          9

Financial Highlights ..............................................         10

Notes to Financial Statements......................................         12

Report of Independent Registered Public Accounting Firm............         19

Trustees and Officers of The Advisors' Inner Circle Fund...........         20

Disclosure of Fund Expenses........................................         28

Notice to Shareholders.............................................         30

Shareholder Voting Results.........................................         31

How to Obtain More Information About Toews Funds................... Back Cover



The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the Commission's website at http://www.sec.gov.



--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
Toews Funds as of October 31, 2005


[PHOTO OF PHILLIP R. TOEWS OMITTED]


MARKET PERFORMANCE:

During the year, the S&P 500 Index delivered a total return of 8.72% in the 12-month period from November 1, 2004 through October 31, 2005. The Dow Jones Industrial Average delivered a total return of 6.44% in that same 12-month period. The NASDAQ Composite Index delivered a total return of 8.14%, while the Russell 2000 Index delivered a total return of 12.08%.


FUND PERFORMANCE & STRATEGY:

Our quantitative strategy used to actively "hedge" against unfavorable index price movements underperformed the S&P 500 Index and the Nasdaq-100 Index over the year. Our investment strategy employs statistical analysis to participate in the performance of each index with hedges in place to attempt to lower the risk of loss in declining markets. During certain periods however, particularly when the markets move indecisively around our point of hedging, our strategy will under perform.

If the market begins to move down and a hedge out of the market is generated and the market subsequently moves down, this benefits the funds as investors avoid subsequent losses. If the market begins to move down and a hedge is generated, and the market subsequently rises, the funds will buy immediately back into the index (a phenomenon we refer to as "false alarms"). Often the buy back into the index happens at a higher market price than the sale, producing underperformance relative to the index. During this type of market, the degree of underperformance increases with the number of false alarms the funds experience. This year saw a significant number of false alarms.

During the past year the Toews S&P 500(R) Hedged Index Fund -- Advisor Class unit price increased by 2.22% versus an 8.72% increase in the S&P 500(R) Index. During the past year the Toews Nasdaq-100(R) Hedged Index Fund -- Advisor Class unit price decreased by 0.08% versus a 6.63% increase in the Nasdaq-100(R) Index. The differences can be attributed directly to our "hedging" strategy. While hedged, the funds are investing in short-term money market instruments, such as U.S. Treasury and other U.S. government securities.


MARKET PERSPECTIVES AND OUTLOOK:

Subsequent to the period under review, Toews Corporation decided not to seek renewal of our mandate as manager of the funds and the Trustees voted to close them. You will already have received separate communication on this detailing your options. This was not a decision lightly taken. Despite our performance



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

2


MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONCLUDED)


being usefully ahead of our competitors since inception, we have failed to attract investors who could share the ever increasing costs of managing U.S. mutual funds. In addition, in the last four years, the financial system has suffered three shocks: 9/11, the Enron and retail accounting scandals and the exposure of market timing abuses. All have been met with laws and regulations which, individually, seem reasonable responses but, collectively, have fundamentally changed the landscape of U.S. retail fund management. Regulatory risk and the penalties for inadvertent breach have risen dramatically as have the costs that such extra regulations import into our business.

Reluctantly we concluded that it is in the best interest of Toews Corporation that we forego the opportunity of managing our own mutual funds. I thank you for your support over the past few years.











THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


--------------------------------------------------------------------------------

MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONTINUED)


                     COMPARISON OF CHANGE IN THE VALUE OF A
                   $10,000 INVESTMENT IN THE TOEWS S&P 500(R)
                 HEDGED INDEX FUND, VERSUS THE S&P 500(R) INDEX
              --------------------------------
                                    Annualized
              One Year    3 Year     Inception
               Return     Return     to Date 1
              --------------------------------
                3.37%      2.74%       0.29%     Investor Class
              --------------------------------
                2.22%      1.71%      (0.70)%    Advisor Class
              --------------------------------
                1.22%      1.71%      (0.70)%    Advisor Class with load
              --------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

             Toews S&P 500[R] Hedged      Toews S&P 500[R] Hedged
             Index Fund, Investor Class   Index Fund, Advisor Class       S&P 500 Index 2
7/31/04      $10,000                       $9,900                          $10,000
10/31/01       9,643                        9,532                            8,781
10/31/02       9,335                        9,132                            7,454
10/31/03       9,765                        9,464                            9,005
10/31/04       9,794                        9,399                            9,853
10/31/05      10,124                        9,608                           10,712

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

1 Commenced operations on July 31, 2001.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.





--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

4


MANAGERS' DISCUSSION AND ANALYSIS --
TOEWS FUNDS (CONCLUDED)


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE TOEWS NASDAQ-100(R) HEDGED INDEX FUND, VERSUS THE NASDAQ-100(R) Index

                 -----------------------------------
                                          Annualized
                 One Year      3 Year      Inception
                  Return       Return      to Date 1
                 -----------------------------------
                   1.03%       (0.30)%       0.47%      Investor Class
                 -----------------------------------
                  (0.08)%      (1.32)%      (0.54)%     Advisor Class
                 -----------------------------------
                  (1.08)%      (1.32)%      (0.54)%     Advisor Class with load
                 -----------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

           Toews Nasdaq-100[R] Hedged     Toews Nasdaq-100[R] Hedged
           Index Fund, Investor Class     Index Fund, Advisor Class      Nasdaq-100 Index 2
7/31/04    $10,000                        $9,900                         $10,000
10/31/01     8,916                         8,801                           8,108
10/31/02    10,294                        10,070                           5,883
10/31/03    10,688                        10,349                           8,440
10/31/04    10,098                         9,684                           8,879
10/31/05    10,202                         9,676                           9,467


The performance data quote herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's return, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fee waivers are in effect; if they had not been in effect, performance would have been lower.

1 Commenced operations on July 31, 2001.

2 The Nasdaq-100 Index is a market capitalization-weighted index that includes
  100 of the largest non-financial companies, domestic and foreign, in the NASDAQ National Market. In addition to meeting the qualification standards for inclusion in the NASDAQ National Market, these issues have strong earnings and assets.




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2005

SECTOR WEIGHTINGS (UNAUDITED)*:

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

100% Repurchase Agreement
*Percentages are based on total investments.


[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                               FACE
                                                              AMOUNT       VALUE
TOEWS S&P 500(R) HEDGED INDEX FUND                             (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (100.1%)
   Morgan Stanley,
     3.600%, dated 10/31/05, to be repurchased
     on 11/01/05, repurchase price $15,682,421
     (collateralized by a FNMA mortgage obligation,
     par value $16,742,799, 4.375%, 10/15/2015,
     total market value $16,027,119) .....................  $ 15,681    $ 15,681
                                                                        --------
Total Repurchase Agreement
   (Cost $15,681) ........................................                15,681
                                                                        --------
Total Investments (100%)
   (Cost $15,681) ........................................              $ 15,681
                                                                        ========

PERCENTAGES BASED ON NET ASSETS OF $15,658,709.

                                                                        CONTRACT
                                                             NUMBER       VALUE
                                                          OF CONTRACTS    (000)
--------------------------------------------------------------------------------
FUTURES CONTRACTS+
   S&P 500, Expires 12/17/05 .............................     52       $ 15,727
                                                                        --------
Total Futures Contracts
   (Cost $15,742) ........................................              $ 15,727
                                                                        ========

+ SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION ON
  HOLDINGS IN FUTURES CONTRACTS.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

6


SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2005

SECTOR WEIGHTINGS (UNAUDITED)*:

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

100% Repurchase Agreement
*Percentages are based on total investments.


                                                              FACE
                                                             AMOUNT        VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                         (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (100.0%)
   Morgan Stanley,
     3.600% dated 10/31/05, to be repurchased
     on 11/01/05, repurchase price
     $5,757,759 (collateralized by a
     FNMA mortgage obligation, par
     value $6,147,074, 4.375%, 10/15/15,
     total market value $5,884,314) ...................... $5,757         $5,757
                                                                          ------
Total Repurchase Agreement
   (Cost $5,757) .........................................                 5,757
                                                                          ------
Total Investments  (100.0%)
   (Cost $5,757) .........................................                $5,757
                                                                          ======

PERCENTAGES BASED ON NET ASSETS OF $5,759,773.

                                                                        CONTRACT
                                                             NUMBER       VALUE
                                                          OF CONTRACTS    (000)
--------------------------------------------------------------------------------
FUTURES CONTRACTS+
   Nasdaq-100, Expires 12/17/05 ..........................     36         $5,711
                                                                          ------
Total Futures Contracts
   (Cost $5,704) .........................................                $5,711
                                                                          ======
+ SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION ON
  HOLDINGS IN FUTURES CONTRACTS.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS & LIABILITIES (000)
Toews Funds -- October 31, 2005

                                                          Toews       Toews
                                                        S&P 500(R) Nasdaq-100(R)
                                                         Hedged       Hedged
                                                       Index Fund   Index Fund
                                                       ----------   ----------
ASSETS:
   Investments at Market Value
     (Cost $15,681 and $5,757) .......................  $15,681        $5,757
   Cash Margin held at Futures Broker ................    1,024           675
   Receivable for Capital Shares Sold ................       33            --
   Receivable due from Investment Adviser ............       23            17
   Prepaid Expenses ..................................       25            26
   Accrued Income ....................................        2             1
   Receivable for Variation Margin on Futures ........       --             7
                                                        -------        ------
   Total Assets ......................................   16,788         6,483
                                                        -------        ------
LIABILITIES:
   Payable to Custodian for Cash Margin Deposit
     for Futures .....................................    1,024           675
   Payable for Distribution Fees .....................       17             4
   Payable for Administration Fees ...................       16             6
   Payable for Variation Margin on Futures ...........       14            --
   Payable for Capital Shares Redeemed ...............        9             3
   Payable for Trustees' Fees ........................        1             1
   Accrued Expenses ..................................       48            34
                                                        -------        ------
   Total Liabilities .................................    1,129           723
                                                        -------        ------
   NET ASSETS ........................................  $15,659        $5,760
                                                        =======        ======
NET ASSETS:
   Paid-in-Capital
     (unlimited authorization-- no par value) ........  $14,933        $6,527
   Undistributed net investment income ...............       22             7
   Accumulated net realized gain (loss)
     on investments ..................................      719          (781)
   Net unrealized appreciation
     (depreciation) on futures contracts .............      (15)            7
                                                        -------        ------
   NET ASSETS ........................................  $15,659        $5,760
                                                        =======        ======
   Net Asset Value, Offering and Redemption
     Price Per Share - Investor Shares
     ($6,192,997 / 667,581 shares and
     $2,475,576 / 258,165 shares, respectively) ......    $9.28         $9.59
                                                        =======        ======
   Net Asset Value, Offering and Redemption
     Price Per Share - Advisor Shares
     ($9,465,711 / 1,057,624 shares and
     $3,284,197 / 355,718 shares, respectively) ......    $8.95         $9.23
                                                        =======        ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

8


STATEMENTS OF OPERATIONS (000)
For the year ended October 31, 2005

                                                         Toews        Toews
                                                       S&P 500(R)  Nasdaq-100(R)
                                                        Hedged        Hedged
                                                      Index Fund    Index Fund
                                                     -----------   -----------

INVESTMENT INCOME:
   Interest Income ................................     $  512         $ 203
                                                        ------         -----
EXPENSES:
   Investment Advisory Fees .......................        195            77
   Administration Fees ............................        179            71
   Distribution Fees+ .............................        117            45
   Transfer Agent Fees ............................        112            94
   Professional Fees ..............................         71            31
   Printing Fees ..................................         23             9
   Registration Fees ..............................         22            26
   Trustees' Fees .................................         12             5
   Custodian Fees .................................          6             5
   Other Fees .....................................         28            19
                                                        ------         -----
   Total Expenses .................................        765           382
                                                        ------         -----
   Less: Waiver of Investment Advisory Fees .......       (195)          (77)
     Reimbursement from Investment Advisor ........       (160)         (143)
                                                        ------         -----
   NET EXPENSES ...................................        410           162
                                                        ------         -----
   NET INVESTMENT INCOME ..........................        102            41
                                                        ------         -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Gain on Futures Contracts .........      1,307           881
   Net Change in Unrealized Depreciation
     on Futures Contracts .........................       (603)         (676)
                                                        ------         -----
   Total Net Realized and Unrealized Gain
     on Investments ...............................        704           205
                                                        ------         -----
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ................................     $  806         $ 246
                                                        ======         =====

+ DISTRIBUTION FEES CHARGED ON ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO
  FINANCIAL STATEMENTS FOR FURTHER EXPLANATION.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the years ended October 31,

                                                 Toews                  Toews
                                            S&P 500(R) Hedged    Nasdaq-100(R) Hedged
                                              Index Fund              Index Fund
                                         --------------------  ----------------------
                                           2005        2004       2005         2004
                                         --------   ---------  ---------    ---------
OPERATIONS:
   Net Investment Income (Loss) .......  $    102   $    (310) $      41    $    (128)
   Net Realized Gain (Loss) on
     Investments and Futures Contracts      1,307       1,187        881       (1,090)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments and Futures Contracts       (603)       (575)      (676)         112
                                         --------   ---------  ---------    ---------
   Net Increase (Decrease) in Net Assets
     from Operations ..................       806         302        246       (1,106)
                                         --------   ---------  ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from Net
     Investment Income:
       Investor Shares ................       (44)         --         (8)          --
       Advisor Shares .................       (22)         --         (5)          --
                                         --------   ---------  ---------    ---------
   Total Dividends from Net
     Investment Income ................       (66)         --        (13)          --
                                         --------   ---------  ---------    ---------
   Distributions from Net Realized Gains:
       Investor Shares ................      (160)       (899)        --         (479)
       Advisor Shares .................      (208)       (813)        --         (359)
                                         --------   ---------  ---------    ---------
   Total Distributions from Net
     Realized Gains ...................      (368)     (1,712)        --         (838)
                                         --------   ---------  ---------    ---------
   Total Dividends and Distributions ..      (434)     (1,712)       (13)        (838)
                                         --------   ---------  ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
   INVESTOR SHARES
     Issued ...........................     1,619       2,129      1,019        1,294
     In Lieu of Dividends .............       138         668          6          331
     Redeemed .........................    (7,643)    (17,221)    (3,012)      (9,055)
                                         --------   ---------  ---------    ---------
   Decrease in Net Assets from
     Investor Share Transactions ......    (5,886)    (14,424)    (1,987)      (7,430)
                                         --------   ---------  ---------    ---------
   ADVISOR SHARES
     Issued ...........................       437       1,757        324        1,148
     In Lieu of Dividends .............       229         788          4          336
     Redeemed .........................    (5,525)     (5,702)    (2,766)      (3,460)
                                         --------   ---------  ---------    ---------
   Decrease in Net Assets from
     Advisor Share Transactions .......    (4,859)     (3,157)    (2,438)      (1,976)
                                         --------   ---------  ---------    ---------
Net Decrease in Net Assets
   from Capital Share Transactions ....   (10,745)    (17,581)    (4,425)      (9,406)
                                         --------   ---------  ---------    ---------
Total Decrease in Net Assets ..........   (10,373)    (18,991)    (4,192)     (11,350)
                                         --------   ---------  ---------    ---------
NET ASSETS:
   Beginning of Period ................    26,032      45,023      9,952       21,302
                                         --------   ---------  ---------    ---------
   End of Period ......................  $ 15,659   $  26,032  $   5,760    $   9,952
                                         ========   =========  =========    =========
Includes Undistributed Net
   Investment Income/(Accumulated Net
   Investment Loss) ...................  $     22   $     (14) $       7    $     (21)
                                         ========   =========  =========    =========

(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

10 & 11

FINANCIAL HIGHLIGHTS
For the years or periods ended October 31, For a Share Outstanding Throughout each Period



                                     NET                        DISTRIBUTIONS
                                   REALIZED                         FROM
             NET ASSET    NET        AND               DIVIDENDS     NET         TOTAL
               VALUE   INVESTMENT UNREALIZED   TOTAL    FROM NET  REALIZED     DIVIDENDS      NET ASSET
            BEGINNING OF INCOME     GAINS      FROM    INVESTMENT  CAPITAL        AND         VALUE END    TOTAL
               PERIOD    (LOSS)   (LOSSES)  OPERATIONS   INCOME     GAINS    DISTRIBUTIONS    OF PERIOD   RETURN+
            --------- ----------- -------- ----------- ---------- ---------- -------------    ---------   -------
TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2005(1)      $ 9.18     $ 0.10     $ 0.21      $ 0.31    $(0.07)   $(0.14)     $(0.21)          $ 9.28       3.37%
2004(1)        9.58      (0.04)      0.07        0.03        --     (0.43)      (0.43)            9.18       0.30
2003(1)        9.16      (0.01)      0.43        0.42        --**      --          --**           9.58       4.61
2002(1)        9.62       0.01      (0.30)      (0.29)    (0.17)       --       (0.17)            9.16      (3.20)
2001(2)       10.00       0.03      (0.39)      (0.36)    (0.02)       --       (0.02)            9.62      (3.56)

Advisor Shares
2005(1)      $ 8.91     $ 0.01     $ 0.19      $ 0.20    $(0.02)   $(0.14)     $(0.16)          $ 8.95       2.22%
2004(1)        9.40      (0.13)      0.07       (0.06)       --     (0.43)      (0.43)            8.91      (0.69)
2003(1)        9.07      (0.11)      0.44        0.33        --        --          --             9.40       3.64
2002(1)        9.61      (0.08)     (0.31)      (0.39)    (0.15)       --       (0.15)            9.07      (4.20)
2001(2)       10.00       0.01      (0.38)      (0.37)    (0.02)       --       (0.02)            9.61      (3.71)

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2005(1)      $ 9.53     $ 0.11     $(0.01)(3)  $ 0.10    $(0.04)   $   --      $(0.04)          $ 9.59       1.03%
2004(1)       10.55      (0.04)     (0.54)      (0.58)       --     (0.44)      (0.44)            9.53      (5.52)
2003(1)       10.17      (0.09)      0.48        0.39     (0.01)       --       (0.01)           10.55       3.83
2002(1)        8.89      (0.03)      1.40        1.37     (0.09)       --       (0.09)           10.17      15.46
2001(2)       10.00       0.03      (1.11)      (1.08)    (0.03)       --       (0.03)            8.89     (10.85)

Advisor Shares
2005(1)      $ 9.25     $ 0.01     $(0.02)(3)  $(0.01)   $(0.01)   $   --      $(0.01)          $ 9.23      (0.08)%
2004(1)       10.35      (0.13)     (0.53)      (0.66)       --     (0.44)      (0.44)            9.25      (6.43)
2003(1)       10.07      (0.19)      0.47        0.28        --        --          --            10.35       2.78
2002(1)        8.87      (0.12)      1.40        1.28     (0.08)       --       (0.08)           10.07      14.42
2001(2)       10.00       0.01      (1.12)      (1.11)    (0.02)       --       (0.02)            8.87     (11.11)


                                                   RATIO OF
                                                   EXPENSES
                                       RATIO OF    TO AVERAGE
                                         NET      NET ASSETS
                          RATIO OF   INVESTMENT   (EXCLUDING
             NET ASSETS   EXPENSES  INCOME (LOSS)   WAIVERS    PORTFOLIO
               END OF    TO AVERAGE  TO AVERAGE     AND/OR     TURNOVER
            PERIOD (000) NET ASSETS  NET ASSETS REIMBURSEMENTS) RATE++
            ------------ ----------  ---------- --------------- -------

TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2005(1)        $ 6,193      1.50%       1.08%        3.28%            --%
2004(1)         11,852      1.50       (0.42)        2.32             --
2003(1)         26,855      1.50       (0.12)        1.84       1,694.85
2002(1)         23,583      1.50        0.11         4.97       1,991.68
2001(2)            460      1.50        1.49        84.21         229.50

Advisor Shares
2005(1)        $ 9,466      2.50%       0.15%        4.35%            --%
2004(1)         14,180      2.50       (1.42)        3.32             --
2003(1)         18,168     12.50       (1.12)        2.84       1,694.85
2002(1)          7,142      2.50       (0.90)        7.52       1,991.68
2001(2)            196      2.50        0.34        70.17         229.50

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2005(1)        $ 2,476      1.50%       1.09%        4.31%           --%
2004(1)          4,335      1.50       (0.43)        2.79            --
2003(1)         12,806     11.50       (0.94)        2.22       3,552.11
2002(1)          9,688      1.50       (0.26)        8.50         973.72
2001(2)            981      1.50        1.26        37.99         318.12

Advisor Shares
2005(1)        $ 3,284      2.50%       0.13%        5.37%           --%
2004(1)          5,617      2.50       (1.43)        3.79            --
2003(1)          8,496      2.50       (1.94)        3.22       3,552.11
2002(1)          2,676      2.50       (1.26)       10.12         973.72
2001(2)            222      2.50       (0.10)       40.86         318.12

+ TOTAL RETURNS ARE FOR THE PERIODS INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
++ THE CALCULATION OF PORTFOLIO TURNOVER EXCLUDES SHORT-TERM INVESTMENT VEHICLES THAT MATURE IN LESS THAN ONE YEAR OR ARE ACQUIRED IN THE FINAL YEAR OF MATURITY, SUCH AS, TREASURY BILLS, REPURCHASE AGREEMENTS, MONEY MARKET FUNDS AND FUTURES CONTRACTS.
**  AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
(1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

12



NOTES TO FINANCIAL STATEMENTS
October 31, 2005

1. ORGANIZATION

   The Advisors' Inner Circle fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (collectively referred to as the "Funds" and individually referred to as a "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price





--------------------------------------------------------------------------------
cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS: In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/ losses are allocated to the respective class on the basis of relative net asset value each day.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets compared to the aggregate daily net assets.




--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

14

October 31, 2005

FUTURES CONTRACTS: The Fund's may invest in futures contracts. The Funds' investments in these futures contracts are intended to assist the Funds in more closely approximating the performance of the each of the Fund's respective indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Forty percent of net realized gains are taxed as short term capital gains, while sixty percent are taxed as long term capital gains.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statements of Net Assets to the extent of the contract amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

   Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

   The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds, $75,000 per additional fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   The Trust and Distributor are parties to a Distribution and Shareholder Servicing Agreement. Under the Agreement (the "Plan"), the Distributor receives 1.00% of each Fund's average daily net assets attributable to Advisor Class shares. Compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act comprised 0.75% of the fee. Compensation for ongoing service of shareholder accounts comprised 0.25% of the fee. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.




--------------------------------------------------------------------------------

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001, under which the Adviser receives an annual fee equal to 1.00% of each Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses so that total expenses of each Fund will not exceed the following amounts (expressed as a percentage of each Fund's average daily net assets):

                    TOEWS       TOEWS
                  S&P 500(R) NASDAQ-100(R)
                   HEDGED      HEDGED
                 INDEX FUND  INDEX FUND
                 ----------  ----------
Investor Shares:    1.50%      1.50%
Advisor Shares:     2.50%      2.50%

   Union Bank of California (the "Custodian") acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS

There were no long-term purchases or sales during the year ended October 31, 2005.

7. CAPITAL SHARE TRANSACTIONS
   For the years ended October 31, 2005 and October 31, 2004, capital share transactions for the Funds were as follows (000):

                                                TOEWS               TOEWS
                                              S&P 500(R)         NASDAQ-100(R)
                                               HEDGED               HEDGED
                                             INDEX FUND           INDEX FUND
                                           --------------         ------------
                                            2005     2004         2005   2004
                                            ----     ----         ----   ----
Investor Shares:
   Shares Issued ........................     172     225          103     139
   Shares Issued in Lieu of Dividends ...      15      73            1      35
   Shares Redeemed ......................    (810) (1,809)        (301)   (933)
                                           ------  ------         ----    ----
   Total Investor Shares Transactions ...    (623) (1,511)        (197)   (759)
                                           ------  ------         ----    ----
Advisor Shares:
   Shares Issued ........................      49     189           34     120
   Shares Issued in Lieu of Dividends ...      25      88            1      36
   Shares Redeemed ......................    (608)   (618)        (286)   (370)
                                           ------  ------         ----    ----
   Total Advisor Shares Transactions ....    (534)   (341)        (251)   (214)
                                           ------  ------         ----    ----
Decrease in Capital
   Share Transactions ...................  (1,157) (1,852)        (448)   (973)
                                           ======  ======         ====    ====




--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

16

October 31, 2005


8. FEDERAL TAX INFORMATION
   It is the Funds' intention to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

   The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

   Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

   Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These reclassifications have no effect on net assets or net asset value. There were no permanent book tax differences for the year ended October 31, 2005.

   The tax character of dividends and distributions paid during the last two years were as follows (000):

                     TOEWS S&P 500(R)
                    HEDGED INDEX FUND
                    -----------------
                     2005      2004

Ordinary Income ..   $ 66    $  402
Long-Term ........    368     1,310
                     ----    ------
Total ............   $434    $1,712
                     ====    ======


                    TOEWS NASDAQ-100(R)
                    HEDGED INDEX FUND
                    ------------------
                     2005      2004

Ordinary Income ..   $ 13     $  --
Long-Term ........     --       838
                     ----     -----
Total ............   $ 13     $ 838
                     ====     =====

   As of October 31, 2005, the components of Distributable Earnings (Accumulated Losses) were as follows (000):

                    TOEWS        TOEWS
                  S&P 500(R)   NASDAQ-100(R)
                HEDGED INDEX  HEDGED INDEX
                    FUND         FUND
                ------------  --------------

Undistributed
  Ordinary
  Income .........   $309     $  16

Undistributed
  Long Term
  Capital Gain ...    422         --

Capital Loss
  Carryforwards ..     --      (775)

Other Temporary
  Differences ....     (5)       (8)
                     ----     -----
Total Distributable
  Earnings/
  (Accumulated
  Losses) ........   $726     $(767)
                     ====     =====



--------------------------------------------------------------------------------

   For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of October 31, 2005, capital loss carryforwards were as follows (000):

Toews Nasdaq-100(R) Hedged
Index Fund (expiring 2012) .... $775

   During the year ended October 31, 2005 the Toews Nasdaq-100(R) Hedged Index Fund utilized $204,241 of capital loss carryforwards to offset capital gains.

   For Federal tax purposes, the Federal tax cost for securities held by the Funds at October 31, 2005, was equal to book cost.

9. OTHER

   At October 31, 2005, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for the share class listed of each Fund was as follows:


                   NO. OF        %
                SHAREHOLDERS OWNERSHIP
                ------------ ---------
Nasdaq-100(R)
Hedged Index
Fund
 Investor Shares ..   1          26%

   In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. BENCHMARK INFORMATION (UNAUDITED)

   "Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.






--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

18

October 31, 2005




11. SUBSEQUENT EVENT
   The Board of Trustees of the Advisors' Inner Circle Fund unanimously approved on November 15, 2005 the closing and liquidation of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (the "Funds"). The Funds ceased operations and made a liquidating distribution to shareholders on December 21, 2005. Effective November 17, 2005, the Funds were closed to new shareholders and additional purchases by existing shareholders, except those investing through an automatic investment plan or certain qualified retirement accounts, such as a 401(k). The Funds terminated this option to purchase shares by automatic investment plan prior to the liquidation of the Funds.














--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Shareholders and Board of Trustees of
Toews S&P 500(R) Hedged Index and Nasdaq-100(R) Funds of
The Advisors' Inner Circle Fund:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews S&P 500 Hedged Index and Toews Nasdaq-100 Hedged Index Funds of The Advisors' Inner Circle Fund as of October 31, 2005, the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

20 & 21


TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)



Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement ofAdditional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-335-2110. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

22 & 23



TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

24 & 25



TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,     HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY         HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER           MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

26 & 27



TRUSTEES AND OFFICERS OF THE
ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS              BOARD MEMBER       HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.



--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

28



DISCLOSURE OF FUND EXPENSES (UNAUDITED)



We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Funds and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.




--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            BEGINNING        ENDING                   EXPENSES
                            ACCOUNT          ACCOUNT    ANNUALIZED      PAID
                              VALUE           VALUE      EXPENSE     DURING THE
                             4/30/05        10/31/05     RATIOS        PERIOD*
-------------------------------------------------------------------------------
TOEWS S&P 500(R) HEDGED INDEX FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class            $1,000.00       $1,021.90       1.50%        $ 7.64
Advisor Class              1,000.00        1,015.90       2.50          12.70

HYPOTHETICAL 5% RETURN
Investor Class             1,000.00        1,017.64       1.50           7.63
Advisor Class              1,000.00        1,012.60       2.50          12.68

-------------------------------------------------------------------------------
TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class            $1,000.00        $ 995.70       1.50%        $ 7.55
Advisor Class              1,000.00          989.60       2.50          12.54

HYPOTHETICAL 5% RETURN
Investor Class             1,000.00        1,017.64       1.50           7.63
Advisor Class              1,000.00        1,012.60       2.50          12.68

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).






--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

30


                            NOTICE TO SHAREHOLDERS OF
                   THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



For the shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, each Fund is designating the following items with regard to distributions paid during the year.

                                                            Qualifying
                                                             Dividends
                                                           for Corporate
                                    Long-Term    Ordinary    Dividends    Qualifying
                                  Capital Gain    Income     Received      Dividend
      Fund                        Distribution Distributions Deduction    Income (1)
      ----                        ------------ ------------- ---------    ----------
Toews S&P 500(R) Hedged
 Index Fund ....................       84.77%      15.23%      0.00%      0.00%
Toews Nasdaq-100(R) Hedged
 Index Fund ....................        0.00%     100.00%      0.00%      0.00%

(1) REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.


THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2005. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR FORM 1099-DIV.









--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (UNAUDITED)

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:


                                                           % OF           % OF
                                        NUMBER           SHARES         SHARES
                                       OF SHARES       OUTSTANDING      PRESENT
                                   -----------------   -----------      -------
ROBERT A. NESHER
Affirmative....................    1,968,778,879.060      83.336%       99.953%
Withheld ......................          928,748.332       0.039%        0.047%
Total..........................    1,969,707,627.392      83.375%          100%

WILLIAM M. DORAN
Affirmative....................    1,968,769,215.571      83.335%       99.952%
Withheld ......................          938,411.821       0.040%        0.048%
Total..........................    1,969,707,627.392      83.375%          100%

JOHN T. COONEY
Affirmative....................    1,968,445,827.062      83.322%       99.936%
Withheld ......................        1,261,800.330       0.053%        0.064%
Total..........................    1,969,707,627.392      83.375%          100%

ROBERT A. PATTERSON
Affirmative....................    1,968,404,985.954      83.320%       99.934%
Withheld ......................        1,302,641.438       0.055%        0.066%
Total..........................    1,969,707,627.392      83.375%          100%

EUGENE B. PETERS
Affirmative....................    1,968,506,856.025      83.324%       99.939%
Withheld ......................        1,200,771.367       0.051%        0.061%
Total..........................    1,969,707,627.392      83.375%          100%

JAMES M. STOREY
Affirmative....................    1,968,556,832.006      83.326%       99.942%
Withheld......................         1,150,795.386       0.049%        0.058%
Total..........................    1,969,707,627.392      83.375%          100%





--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

32

                                                           % OF           % OF
                                        NUMBER           SHARES         SHARES
                                       OF SHARES       OUTSTANDING      PRESENT
                                   -----------------   -----------      -------
GEORGE J. SULLIVAN
Affirmative....................    1,968,795,230.525      83.337%       99.954%
Withheld ......................          912,396.867       0.038%        0.046%
Total..........................    1,969,707,627.392      83.375%          100%

BETTY L. KRIKORIAN
Affirmative....................    1,968,754,119.096      83.335%       99.952%
Withheld ......................          953,508.296       0.040%        0.048%
Total..........................    1,969,707,627.392      83.375%          100%

CHARLES E. CARLBOM
Affirmative....................    1,968,689,813.190      83.332%       99.948%
Withheld ......................        1,017,814.202       0.043%        0.052%
Total..........................    1,969,707,627.392      83.375%          100%

MITCHELL A. JOHNSON
Affirmative....................    1,968,801,283.525      83.337%       99.954%
Withheld.......................          906,343.867       0.038%        0.046%
Total..........................    1,969,707,627.392      83.375%          100%















--------------------------------------------------------------------------------

                                      NOTES






























--------------------------------------------------------------------------------
                                                                           TOEWS
                                                                           FUNDS

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103


TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397











This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.







TWS-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.